Summary of Significant Accounting Policies (Narrative) (Details) $ in Millions	Dec. 31, 2019 CAD ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CAD ($)
Cash, Cash Equivalents, Restricted Cash and Restricted Cash Equivalents [Abstract]
Short-term Investments	$ 0		$ 43,000,000
Investment Interest Rate			2.00%
Asset Impairment Charges
Regulatory Assets	1,552,000,000		$ 1,569,000,000
Net book value	$ 16,576,000,000		$ 17,476,000,000
Asset Impairment for Regulatory Action [Member] | Hurricane Dorian [Member] | GBPC
Asset Impairment Charges
Regulatory Assets		$ 3
Offsetting insurance receivable		15
Net book value		$ 18